UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before
preparing Form. Please print or type.

1.  Name and address of issuer:
	American Gas Index Fund, Inc.
	4922 Fairmont Avenue
	Bethesda, Maryland  20814

2.  Name of each series or class of securities
for which this Form is filed (if the Form is
being filed for all series and classes of
securities of the issuer, check the box but do
not list series or classes):  	p

3.  Investment Company Act File Number:811-5702
 	Securities Act File Number:   33-25678

4 (a).   Last day of fiscal year for which
this notice is filed:   March 31, 2002

4 (b). p Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
		   (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4 (c). p Check box if this is the last time the issuer will be filing this Form.

5.  Calculation of registration fee:
	(i)Aggregate sale price of securities sold
	during the fiscal year pursuant to section
	24f-2:	$119,555,737

	(ii)Aggregate price of securities redeemed
	or repurchased during the fiscal year:
			$112,766,515

	(iii) Aggregate price of securities
	redeemed or	repurchased during any prior
	fiscal year ending no earlier than October
	11, 1995 that were not previously used to
	reduce registration fees payable to the
	Commission:		$31,215,780

	(iv) Total available redemption credits
	[add Items 5(ii) and 5(iii)]: $143,982,295

	(v) Net sales - if Item 5(i) is greater
	than Item 5(iv)[subtract Item 5(iv) from
	Item 5(i)]:	0

	(vi) Redemption credits available for use
	in future years	- if Item 5(i) is less
	than Item 5(iv) [subtract Item 5(iv) from
	Item 5(i)]:	$(24,426,558)

	(vii) Multiplier for determining
	registration fee (See Instruction C.9)
           x	0.000092

	(viii) Registration fee due [multiply Item
	 5(v) by Item 5(vii)] (enter "0" if no fee
	is due):	=	$0


6.	Prepaid Shares

If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:___________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________.

7.	Interest due - if this Form is being filed
more than 90 days after the end of the issuer's
fiscal year	(see Instruction D):  +	$ 0

8.	Total of the amount of the registration
fee due plus any interest due [line 5(viii) plus
line 7):        =	$ 0

9.	Date the registration fee and any interest
payment was sent to the Commission's lockbox depository:
	Method of Delivery:  N/A
		p  Wire Transfer
		p  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
	___________________________
	Edward J. Karpowicz
 	Controller

Date: 6/14/02

* Please print the name and title of the signing officer below the signature.